CONTINGENCIES	12 Months Ended
Dec. 31, 2019
CONTINGENCIES
CONTINGENCIES

28. CONTINGENCIES

In the context of disputes between the Corporation and a competitor, legal proceedings have been initiated by the Corporation and against the Corporation. At this stage of proceedings, management of the Corporation is in the opinion that the outcome is not expected to have a material adverse effect on the Corporation’s results or on its financial position.

There are also a number of other legal proceedings against the Corporation that are pending. Generally, management of the Corporation establishes provisions for claims or actions considering the facts of each case. The Corporation cannot determine when and if any payment will be made related to those provisions

On August 15, 2019, the CRTC issued an order finalizing the rates, retroactively to March 31, 2016, by which the large cable and telephone companies provide aggregated wholesale access to their high-speed internet networks. The interim rates in effect since 2016 have been invoiced to resellers and accounted for in the Corporation consolidated financial statements. The new proposed rates are substantially lower than interim rates and could represent a retrospective reduction in earnings of approximately $22.0 million (before income taxes) in 2019 and approximately $30.0 million (before income taxes) from March 31, 2016 to December 31, 2018. On September 13, 2019, a coalition of cable companies (including Videotron) and Bell Canada filed separate appeals of the CRTC’s order with the Federal Court of Appeal arguing, among other things, that the order is marked by numerous errors of law and jurisdiction resulting in wholesale rates that are unreasonably low. The cable companies and Bell Canada also filed separate requests to stay the implementation of the order pending disposition of their appeals. On November 22, 2019, the leave to appeal was granted by the Federal Court of Appeal and the interim stay of the CRTC’s order granted by this court on September 27, 2019, was extended until a final ruling by the Federal Court of Appeal is made. Accordingly, at this stage of these proceedings, the Corporation still estimates that the interim rates are the appropriate basis to account for its wholesale Internet access revenues.